Average Annual Total Returns - Class Z Shares - Alger Responsible Investing Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 14, 2016	36.22%	22.62%	34.04%	20.03%	22.95%	17.63%	38.49%	24.22%